Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 116,672	$ 175,758	$ 6,743	$ 10,000	$ 309,173
CANADA
Total	696	4,130	304		5,130
CANADA | Mountain View County [Member]
Total	696				696
CANADA | Government of Alberta [Member]
Total		1,390	304		1,694
CANADA | Alberta Petroleum and Marketing Commission [Member]
Total		2,740			2,740
EGYPT
Total	35,195	110,569	272	10,000	156,036
EGYPT | Egyptian General Petroleum Corporation [Member]
Total	35,195	110,569	272	$ 10,000	156,036
EQUATORIAL GUINEA
Total			352		352
EQUATORIAL GUINEA | Ministry of Mines and Hydrocarbons [Member]
Total			335		335
EQUATORIAL GUINEA | Other [Member]
Total			17		17
GABON
Total	80,781	61,059	5,815		147,655
GABON | Ministry of Hydrocarbons [Member]
Total		$ 61,059			61,059
GABON | Gabon Oil Company [Member]
Total	$ 80,781				80,781
GABON | Public Treasury Other [Member]
Total			$ 5,815		$ 5,815